Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2014 Derivatives designated as hedges USD ($)	Dec. 31, 2014 Derivatives designated as hedges CNY	Dec. 31, 2013 Derivatives designated as hedges CNY	Dec. 31, 2013 Derivatives not designated as hedges CNY	Dec. 31, 2014 Foreign currency forward contract Derivatives designated as hedges USD ($)	Dec. 31, 2014 Foreign currency forward contract Derivatives designated as hedges CNY	Dec. 31, 2013 Foreign currency forward contract Derivatives designated as hedges CNY	Dec. 31, 2013 Interests rate swap contract Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets	$ 676	4,195			$ 676	4,195
Liability			707	3,733			707	3,733